Offerings - Offering: 1	May 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, par value $0.10 per share
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	23.455
Maximum Aggregate Offering Price	$ 46,910,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,478.27
Offering Note	This Registration Statement covers 2,000,000 common shares of the Registrant authorized to be offered and sold under The SiriusPoint SharePlan. In addition, pursuant to Rule 416(c) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement covers an indeterminate number of additional common shares of the Registrant that may be issuable as a result of stock splits, stock dividends, or similar transactions. The Proposed Maximum Offering Price is estimated solely for the purpose of computing the registration fee pursuant to Rule 457(c) and (h) under the Securities Act, based on the average of the high and low prices of the Registrant’s common shares as reported on the New York Stock Exchange on May 22, 2026.